Shareholder's capital - Performance Stock Units (Detail) (Performance share units, CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance share units
Number of awards
Beginning balance, Shares	83,483	21,123
Granted, Shares	5,537	68,982
Exercised, Shares	(20,640)
Forfeited, Shares	(2,185)	(6,622)
Ending balance, Shares	66,195	83,483	21,123
Exercisable, Shares	24,928
Weighted Average Grant-Date Fair Value
Beginning balance (CAD per share)	6.58	5.62
Granted (CAD per share)	6.79	6.78
Exercised (CAD per share)	6.70
Forfeited (CAD per share)	6.70	5.62
Ending balance (CAD per share)	6.57	6.58	5.62
Exercisable (CAD per share)	6.14
Additional Disclosures
Outstanding, Weighted average remaining contractual term	7 months 13 days	1 year 9 months 18 days	2 years
Granted, Weighted average remaining contractual term	1 year 2 months 23 days	1 year 3 months 18 days
Forfeited ,Weighted average remaining contractual term		1 year 6 months
Outstanding, aggregate intrinsic value	486	571	136
Granted, aggregate intrinsic value	41	467
Exercised, aggregate intrinsic value	(151)
Forfeited, aggregate intrinsic value	(16)	(37)
Exercisable, aggregate intrinsic value	183